Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents:
Cash	$ 2,005,106	$ 1,472,251	$ 1,828,691	$ 1,411,929	$ 1,814,844	$ 1,452,985
Short-term investments:
Bank time deposits	750,467		665,983		1,515,880
Wealth management products	180,355		212,504		166,168
Subtotal	930,822		878,487		1,682,048
Total cash, cash equivalents and short-term investments	2,935,928		2,707,178		$ 3,496,892
Interest income	$ 40,068	$ 45,609	$ 56,909	$ 65,667
Maximum maturity period of time deposits and wealth management products	1 year		1 year